Segment Information - Net Sales to Foreign Customers (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Foreign net sales to unaffiliated customers	$ 90,025	$ 88,567	$ 125,503	$ 133,600	$ 118,485	$ 104,375	$ 147,995	$ 125,033	$ 437,695	$ 495,888	$ 416,223
Unaffiliated Foreign Customers [Member]
Segment Reporting Information [Line Items]
Foreign net sales to unaffiliated customers									3,717	2,156	2,984
Unaffiliated Foreign Customers [Member] | Canada [Member]
Segment Reporting Information [Line Items]
Foreign net sales to unaffiliated customers									2,711	1,358	2,299
Unaffiliated Foreign Customers [Member] | Other [Member]
Segment Reporting Information [Line Items]
Foreign net sales to unaffiliated customers									$ 1,006	$ 798	$ 685